Significant Accounting Policies Significant Accounting Policies (Asset Retirement Obligations) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Asset retirement obligations	$ 20.6	$ 7.7	$ 9.1
Current Asset Retirement Obligation	$ 8.2